Compensation of key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party [Abstract]
Salaries and employee benefits	$ 4,205	$ 2,694
Share-based compensation	2,146	2,738
Termination benefits	2,899	0
Total compensation earned by key management	$ 9,250	$ 5,432